Leases (Details) - Schedule of supplemental cash flow information related to leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 99,150	¥ 92,348
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 125,487	¥ 108,178